Significant transactions - Acquisition of IMG and Armada (Details) $ in Millions	May 26, 2017 USD ($)	Apr. 03, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 03, 2017 ILS (₪)	Apr. 03, 2017 USD ($)
Significant transactions
Cash	$ 1.0
IMG and its Subsidiaries
Significant transactions
Percentage of ownership interest acquired	100.00%
Cash	$ 250.8
Amount of shares issued	100.0
Earnout	50.0
Earnout at fair value	43.1		$ 29.5	$ 29.5
Total enterprise value	393.9
Assumed debt	129.5
Consideration	264.4
IMG and its Subsidiaries | Series A Redeemable Preference Shares
Significant transactions
Amount of shares issued	$ 100.0
Armada and its Subsidiaries
Significant transactions
Percentage of ownership interest acquired					100.00%	100.00%
Cash		$ 123.4
Earnout at fair value			$ 12.4	$ 13.3		$ 79.1
Total enterprise value | ₪					₪ 202,500,000
Assumed debt						13.3
Consideration		202.5
First 50% Acquisition of Armada
Significant transactions
Consideration		$ 123.4
Remaining 50% of Armada
Significant transactions
Earnout at fair value						79.1
Number of years of contingent earn-out mechanism on which the redemption price is based		3 years
Remaining 50% of Armada | Maximum
Significant transactions
Earnout						$ 125.0